STOCK OPTIONS (Details 1) - Employee Stock Option [Member] - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options, Outstanding, Beginning Balance (in shares)	1,198,000	416,667	1,310,665		0
Number Options, Exercised (in shares)		(416,667)	(1,310,665)
Number of Options, Granted (in shares)	314,560	1,238,000	3,894,252	416,667
Number of Options, Cancelled (in shares)	(157,281)	(40,000)	(125,824)
Number of Options, Cancelled as a result of Merger (in shares)	(3,768,428)
Number of Options, Re-issued as part of Acquisition Transaction (in shares)	3,768,428
Number of Options, Outstanding, Ending Balance (in shares)	3,925,707	1,198,000	1,198,000	416,667
Weighted Average Exercise Price, Outstanding, Beginning Balance (in dollars per share)	$ 0.74	$ 0.52	$ 0.19		$ 0
Weighted Average Exercise Price, Exercised (in dollars per share)		0.52	0.19
Weighted Average Exercise Price, Cancelled (in dollars per share)	0.23	0.52	0.17
Weighted Average Exercise Price, Granted (in dollars per share)	0.23	0.73	0.22	$ 0.52
Weighted-Average Exercise Price, Cancelled as a result of Merger (in dollars per share)	0.22
Weighted Average Exercise Price, Re-issued as part of Acquisition Transaction (in dollars per share)	0.22
Weighted Average Exercise Price, Outstanding, Ending Balance (in dollars per share)	$ 0.22	$ 0.74	$ 0.74	$ 0.52
Weighted Average Remaining Contractual Life, Outstanding		6 years 8 months 19 days		2 months 12 days	0 years
Weighted Average Remaining Contractual Life, Granted		7 years		0 years
Weighted Average Remaining Contractual Life, Exercised		0 years
Weighted Average Remaining Contractual Life, Cancelled		0 years